STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ (6,053)	$ 256,436	$ 17,256	$ (279,745)	$ 0
Balance (in shares) at Dec. 31, 2010		59,248
Net income (loss)	(15,203)			(15,203)
Issuance of common stock upon vesting of restricted stock awards	0
Issuance of common stock upon vesting of restricted stock awards (in shares)		139
Compensation related to stock options	1,177		1,177
Balance at Dec. 31, 2011	(20,079)	256,436	18,433	(294,948)	0
Balance (in shares) at Dec. 31, 2011		59,387
Net income (loss)	(15,180)			(15,180)
Issuance of common stock, net of issuance costs	4,653	4,653
Issuance of common stock, net of issuance costs (in shares)		9,917
Issuance of common stock upon exercise of warrants	4,897	4,897
Issuance of common stock upon exercise of warrants (in shares)		5,762
Issuance of common stock upon vesting of restricted stock awards	0
Issuance of common stock upon vesting of restricted stock awards (in shares)		150
Compensation related to stock options	2,581		2,581
Balance at Dec. 31, 2012	(23,128)	265,986	21,014	(310,128)	0
Balance (in shares) at Dec. 31, 2012		75,216
Net income (loss)	9,711			9,711
Issuance of common stock, net of issuance costs	4,925	4,925
Issuance of common stock, net of issuance costs (in shares)		6,250
Issuance of common stock upon exercise of options	113	113
Issuance of common stock upon exercise of options (in shares)		75
Issuance of common stock upon exercise of warrants	13,461	13,461
Issuance of common stock upon exercise of warrants (in shares)		7,253
Compensation related to stock options	678		678
Balance at Dec. 31, 2013	$ 5,760	$ 284,485	$ 21,692	$ (300,417)	$ 0
Balance (in shares) at Dec. 31, 2013		88,794